Taxes - Tax loss (Details) - CHF (SFr)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred taxes
Unrecorded tax losses carry forwards	SFr 175,497,419	SFr 153,494,616	SFr 275,156,180
Not later than one year
Deferred taxes
Unrecorded tax losses carry forwards	3,586,490	290,949	141,425,567
Later than one year and not later than two years
Deferred taxes
Unrecorded tax losses carry forwards	23,467,840	3,586,490	290,949
Later than two years and not later than three years
Deferred taxes
Unrecorded tax losses carry forwards	12,590,566	23,467,840	3,586,490
Later than three years and not later than four years
Deferred taxes
Unrecorded tax losses carry forwards	28,427,419	12,590,566	23,467,840
Later than four years and not later than five years
Deferred taxes
Unrecorded tax losses carry forwards	65,365,173	28,427,419	12,590,566
Later than five years and not later than six years
Deferred taxes
Unrecorded tax losses carry forwards	33,835,017	65,365,173	28,427,419
Increase in unrecorded tax losses carry forwards	14,000,000
Later than six years and not later than seven years
Deferred taxes
Unrecorded tax losses carry forwards	SFr 8,224,914	SFr 19,766,179	SFr 65,367,349